May 31, 2019
Participant Shares Prospectus | DREYFUS TREASURY & AGENCY CASH MANAGEMENT
DREYFUS TREASURY & AGENCY CASH MANAGEMENT
Important Notice Regarding Change in Investment Policy June 1, 2019 Dreyfus Treasury & Agency Cash Management Supplement to Summary Prospectus and Prospectus dated June 1, 2019

The fund's board has approved, effective on or about July 1, 2019 (the "Effective Date"), changing the fund's investment policy to permit the fund to invest only in U.S. Treasury securities, repurchase agreements collateralized solely by U.S. Treasury securities and cash, and changing the fund's name to "Dreyfus Treasury Obligations Cash Management".

Currently, the fund's investment policy requires the fund to normally invest at least 80% of its net assets in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities or securities issued by U.S. government agencies that are backed by the full faith and credit of the U.S. government.  As a result of the changes described above, as of the Effective Date, the fund will be required to normally invest at least 80% of its net assets in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

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